ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Narrative) (Details)	12 Months Ended
Jan. 31, 2021 USD ($)
ACCOUNT PAYABLE AND ACCRUED LIABILITIES [abstract]
Interest accrual reversed	$ 710,954